RELATED PARTY TRANSACTIONS (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
RELATED PARTY TRANSACTIONS
Amounts charged to the Company for transportation services	CAD 357	CAD 332	CAD 256
Lease arrangement expenses	287	151	21
Purchase of natural gas by wholly owned subsidiaries	98	228	315
Sale of natural gas by wholly owned subsidiaries	49	5	58
Amounts receivable from affiliates	CAD 270	152
Minimum
RELATED PARTY TRANSACTIONS
Annual interest rate on the loans (as a percent)	4.00%
Maximum
RELATED PARTY TRANSACTIONS
Annual interest rate on the loans (as a percent)	12.00%
Vector Pipeline joint venture
RELATED PARTY TRANSACTIONS
Amounts charged to related party under service agreements	CAD 7	7	CAD 7
Amounts receivable from affiliates	130	149
Other affiliates
RELATED PARTY TRANSACTIONS
Amounts receivable from affiliates	CAD 140	CAD 3